Debt Obligation, Net of Unamortized Costs (Detail) - USD ($) $ in Thousands		1 Months Ended	9 Months Ended
		Aug. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long term debt	[1]		$ 5,693,447	$ 5,340,520
Amount due within one year			400,205	380,207
TL Revolving Credit Facility
Debt Instrument [Line Items]
Long term debt			$ 1,423,771	$ 1,059,950
Weighted average variable interest rate			4.47%	1.60%
Final Maturity		Aug. 31, 2027	Aug. 31, 2027
TL 2019 Term Loan
Debt Instrument [Line Items]
Long term debt			$ 129,281	$ 137,513
Weighted average variable interest rate			3.50%	3.50%
Final Maturity			Dec. 31, 2026
TL 2021-1 Term loan
Debt Instrument [Line Items]
Long term debt			$ 61,135	$ 65,131
Weighted average variable interest rate			2.65%	2.65%
Final Maturity			Feb. 29, 2028
TL 2021-2 Term Loan
Debt Instrument [Line Items]
Long term debt			$ 194,198	$ 204,712
Weighted average variable interest rate			2.90%	2.90%
Final Maturity			Oct. 31, 2028
TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Long term debt	[2]		$ 1,286,913	$ 1,067,886
Weighted average variable interest rate	[2]		4.69%	1.75%
Final Maturity	[2]		Nov. 30, 2028
TMCL VII 2020-1 Bonds
Debt Instrument [Line Items]
Long term debt			$ 342,679	$ 384,611
Weighted average variable interest rate			3.05%	3.07%
Final Maturity			Aug. 31, 2045
TMCL VII 2020-2 Bonds
Debt Instrument [Line Items]
Long term debt			$ 487,180	$ 530,565
Weighted average variable interest rate			2.26%	2.26%
Final Maturity			Sep. 30, 2045
TMCL VII 2020-3 Bonds
Debt Instrument [Line Items]
Long term debt			$ 179,575	$ 194,414
Weighted average variable interest rate			2.15%	2.15%
Final Maturity			Sep. 30, 2045
TMCL VII 2021-1 Bonds
Debt Instrument [Line Items]
Long term debt			$ 474,334	$ 508,024
Weighted average variable interest rate			1.72%	1.72%
Final Maturity			Feb. 28, 2046
TMCL VII 2021-2 Bonds
Debt Instrument [Line Items]
Long term debt			$ 571,969	$ 610,111
Weighted average variable interest rate			2.27%	2.27%
Final Maturity			Apr. 30, 2046
TMCL VII 2021-3 Bonds
Debt Instrument [Line Items]
Long term debt			$ 542,412	$ 577,603
Weighted average variable interest rate			1.98%	1.98%
Final Maturity			Aug. 31, 2046

[1]	The fair value of total debt based on the borrowing rates available to the Company was approximately $5,257,784 and $5,320,366 at September 30, 2022 and December 31, 2021, respectively, and was measured using Level 2 inputs.
[2]	Final maturity of the TMCL II Secured Debt Facility is based on the assumption that the facility will not be extended on its associated conversion date.